================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):     [X] is a restatement
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

OMT Capital Management LLC
One Montgomery Street, Suite 3300
San Francisco, CA 94104

Form 13F File Number: 028-14338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Richard Duff
President
415.296.8100

Signature, Place and Date of Signing:

     /s/ Richard Duff      San Francisco, CA         05/13/2011
 ------------------------  ------------------------  ------------------------
       [Signature]         [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           32

Form 13F Information Table Value Total (x$1000):  140,599
                                                  (thousands)

List of Other Included Managers:                  Hatteras Alternative Mutual Funds Trust

                               (See attachment)

================================================================================

Column 1                                 Column 2 Column 3  Column 4       Column 5       Column 6  Column 7       Column 8
                                         Title of           Value     Shares or Sh/ Put/ Investment Other    Voting Authority
Name of Issuer                           Class    CUSIP     (x$1000)  Prn Amt   Prn Call Discretion Managers Sole    Shared  None

AIR TRANSPORT SERVICES                   Common   00922R105 2,914.49    344,910 SH          Sole             344,910
                                                              596.74     70,620 SH         Other           1          70,620
ALIGN TECHNOLOGY INC                     Common   016255101 3,303.83    161,320 SH          Sole             161,320
                                                              637.34     31,120 SH         Other           1          31,120
ALLIANCE DATA SYSTEMS                    Common   018581108 4,044.56     47,090 SH          Sole              47,090
                                                              800.49      9,320 SH         Other           1           9,320
ARRIS GROUP INC                          Common   04269Q100 3,351.60    263,077 SH          Sole             263,077
                                                              662.35     51,990 SH         Other           1          51,990
ATLAS AIR WORLDWIDE HLDG                 Common   049164205 3,191.78     45,780 SH          Sole              45,780
                                                              639.33      9,170 SH         Other           1           9,170
BROCADE COMMUNS SYS NEW                  Common   111621306 4,199.59    682,860 SH          Sole             682,860
                                                              795.50    129,350 SH         Other           1         129,350
CARDTRONICS INC                          Common   14161H108 6,234.63    306,370 SH          Sole             306,370
                                                            1,216.93     59,800 SH         Other           1          59,800
CARTERS INC                              Common   146229109 4,289.81    149,836 SH          Sole             149,836
                                                              857.75     29,960 SH         Other           1          29,960
CHICOS FAS INC                           Common   168615102 3,593.55    241,340 SH          Sole             241,340
                                                              667.52     44,830 SH         Other           1          44,830
COPART INC                               Common   217204106 4,071.72     93,970 SH          Sole              93,970
                                                              815.90     18,830 SH         Other           1          18,830
FINANCIAL ENGINES ORD                    Common   317485100 3,990.41    144,790 SH          Sole             144,790
                                                              790.70     28,690 SH         Other           1          28,690
HEARTLAND PAYMENT SYS                    Common   42235N108   723.63     41,280 SH          Sole              41,280
                                                              143.40      8,180 SH         Other           1           8,180
HELIX ENERGY SOLUTION GP                 Common   42330P107 4,961.68    288,470 SH          Sole             288,470
                                                              981.78     57,080 SH         Other           1          57,080
HOLOGIC INC                              Common   436440101 4,751.02    214,010 SH          Sole             214,010
                                                              942.39     42,450 SH         Other           1          42,450
INTEGRATED DEVICE TECH                   Common   458118106 3,796.88    514,760 SH          Sole             514,760
                                                              771.12    104,630 SH         Other           1         104,630
INTL RECTIFIER CORP                      Common   460254105 5,548.13    167,820 SH          Sole             167,820
                                                            1,087.34     32,890 SH         Other           1          32,890
K V H INDUSTRIES INC                     Common   482738101 4,129.72    273,130 SH          Sole             273,130
                                                              282.90     18,710 SH         Other           1          18,710
LANDSTAR SYSTEM INC                      Common   515098101 2,629.89     57,572 SH          Sole              57,572

                                                            536.28  11,740 SH    Other 1           11,740
LENDER PROCESSING SVCS                   Common 52602E102 4,659.18 144,740 SH    Sole      144,740
                                                            952.82  29,600 SH    Other 1           29,600
MASTEC INC                               Common 576323109 3,034.93 145,910 SH    Sole      145,910
                                                            605.07  29,090 SH    Other 1           29,090
MISTRAS GROUP INC                        Common 60649T107 2,681.15 155,790 SH    Sole      155,790
                                                            537.12  31,210 SH    Other 1           31,210
NATIONAL CINEMEDIA INC                   Common 635309107 2,074.98 111,140 SH    Sole      111,140
                                                            384.23  20,580 SH    Other 1           20,580
NEWPORT ORD                              Common 651824104 2,596.19 145,510 SH    Sole      145,510
                                                            516.00  28,940 SH    Other 1           28,940
NIC ORD                                  Common 62914B100 2,904.42 233,100 SH    Sole      233,100
                                                            568.18  45,600 SH    Other 1           45,600
PLANTRONICS INC                          Common 727493108 4,474.97 122,200 SH    Sole      122,200
                                                            880.34  24,040 SH    Other 1           24,040
RADIANT SYSTEMS INC                      Common 75025N102 2,786.80 157,660 SH    Sole      157,660
                                                            554.72  31,340 SH    Other 1           31,340
RIGHTNOW TECHS NEW                       Common 76657R106 1,583.35  50,557 SH    Sole       50,557
                                                            314.57  10,050 SH    Other 1           10,050
ROVI CORPORATION                         Common 779376102 3,026.40  56,410 SH    Sole       56,410
                                                            594.98  11,090 SH    Other 1           11,090
SAVVIS INC NEW                           Common 805423308 3,752.32 101,168 SH    Sole      101,168
                                                            748.85  20,190 SH    Other 1           20,190
SOURCEFIRE INC NEW                       Common 83616T108   774.68  28,160 SH    Sole       28,160
                                                             91.61   3,330 SH    Other 1            3,330
STR HOLDINGS INC                         Common 78478V100 6,039.98 314,910 SH    Sole      314,910
                                                          1,205.65  62,860 SH    Other 1           62,860
WORLD FUEL SERVICES CORP                 Common 981475106 7,760.66 191,102 SH    Sole      191,102
                                                          1,542.77  37,990 SH    Other 1           37,990